Business Combinations - Summary of fair values of assets acquired and liabilities assumed (Parenthetical) (Details) - Beijing OrionStar [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)
Business Acquisition [Line Items]
Business combination cash and cash equivalent, inventories, equity method investment, deferred tax assets and investment in equity investees		¥ 221,898	$ 31,254
Business combination accounts payable, deferred revenue, due to related parties		¥ 121,366	$ 17,094
Business combination amortization period	8 years